UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Ordinary Shares [Member] Class A Ordinary Shares [Member]	Ordinary Shares [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Feb. 19, 2020	$ 0			$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Feb. 19, 2020				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	25,000			$ 0	$ 374	24,626	0
Issuance of Class B ordinary shares to Sponsor (in shares)				0	3,737,500
Net loss	(34,738)			$ 0	$ 0	0	(34,738)
Ending balance at Mar. 31, 2020	(9,738)			$ 0	$ 374	24,626	(34,738)
Ending balance (in shares) at Mar. 31, 2020				0	3,737,500
Beginning balance at Feb. 19, 2020	0			$ 0	$ 0	0	0
Beginning balance (in shares) at Feb. 19, 2020				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	25,000			$ 0	$ 374	24,626	0
Issuance of Class B ordinary shares to Sponsor (in shares)				0	3,737,500
Sale of units in initial public offering, gross	149,500,000			$ 1,495	$ 0	149,498,505	0
Sale of units in initial public offering, gross (in shares)				14,950,000	0
Offering costs	(8,815,340)			$ 0	$ 0	(8,815,340)	0
Sale of private placement units to Sponsor in private placement	4,990,000			$ 50	$ 0	4,989,950	0
Sale of private placement units to Sponsor in private placement (in shares)				499,000	0
Shares subject to possible redemption	(140,642,550)			$ (1,406)	$ 0	(140,641,144)	0
Shares subject to possible redemption (in shares)				(14,064,255)	0
Net loss	(57,107)	$ 0	$ (57,000)	$ 0	$ 0	0	(57,107)
Ending balance at Jun. 09, 2020	5,000,003			$ 139	$ 374	5,056,597	(57,107)
Ending balance (in shares) at Jun. 09, 2020				1,384,745	3,737,500
Beginning balance at Feb. 19, 2020	0			$ 0	$ 0	0	0
Beginning balance (in shares) at Feb. 19, 2020				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,124,180)	71,000	(3,200,000)
Ending balance at Sep. 30, 2020	5,000,009			$ 169	$ 374	8,123,646	(3,124,180)
Ending balance (in shares) at Sep. 30, 2020				1,689,971	3,737,500
Beginning balance at Mar. 31, 2020	(9,738)			$ 0	$ 374	24,626	(34,738)
Beginning balance (in shares) at Mar. 31, 2020				0	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, gross	149,500,000			$ 1,495	$ 0	149,498,505	0
Sale of units in initial public offering, gross (in shares)				14,950,000	0
Offering costs	(8,800,521)			$ 0	$ 0	(8,800,521)	0
Sale of private placement units to Sponsor in private placement	4,990,000			$ 50	$ 0	4,989,950	0
Sale of private placement units to Sponsor in private placement (in shares)				499,000	0
Shares subject to possible redemption	(140,480,960)			$ (1,405)	$ 0	(140,479,555)	0
Shares subject to possible redemption (in shares)				(14,048,096)	0
Net loss	(198,780)			$ 0	$ 0	0	(198,780)
Ending balance at Jun. 30, 2020	5,000,001			$ 140	$ 374	5,233,005	(233,518)
Ending balance (in shares) at Jun. 30, 2020				1,400,904	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares subject to possible redemption	2,890,670			$ 29	$ 0	2,890,641	0
Shares subject to possible redemption (in shares)				289,067	0
Net loss	(2,890,662)	$ 84,000	$ (3,000,000)	$ 0	$ 0	0	(2,890,662)
Ending balance at Sep. 30, 2020	$ 5,000,009			$ 169	$ 374	$ 8,123,646	$ (3,124,180)
Ending balance (in shares) at Sep. 30, 2020				1,689,971	3,737,500